NYSE

15008369

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

DEC 14 2015

Washington, DC 20549

001-36111

December 14, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 2.625% Medium-Term Notes, Series A, due October 14, 2022 of AMERICAN HONDA FINANCE CORPORATION under the Exchange Act of 1934.

Sincerely,

Silvio Conte